Trade and Other Receivables (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	CAD 693	CAD 446
Mississauga recontracting receivable	108	112
Net trade receivables	801	558
Collateral paid (Note 14)	67	77
Current portion of finance lease receivables (Note 7)	59	59
Current portion of loan receivable (Note 19)	5	0
Income taxes receivables	1	9
Trade and other receivables	CAD 933	CAD 703